Note 9 - Commitments and Contingencies - Future Minimum Lease Payments Under Operating Lease (Details) $ in Thousands	Mar. 31, 2018 USD ($)
Year ending December 31, 2018	$ 247
Year ending December 31, 2019	317
Year ending December 31, 2020	53
Total	$ 617